Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Licenses [Member]
Royalty fees description	We have licensed certain manufacturing technology and will pay a royalty of up to 2% of future sales of products that utilize such technology.	We have licensed certain manufacturing technology and will pay a royalty of up to 2% of future sales of products that utilize such technology.
Incentive compensation for equity sales [Member] | Chief Executive Officer [Member]
Additional compensation expense		$ 0	$ 20,000
Gross proceeds description		Our Chief Executive Officer receives 1% of the gross proceeds from certain sales of equity securities, including services paid through the issuance of stock.
Engagement of placement agent [Member]
Warrants to acquire share	1,580,000
Proceeds from issuance of warrants	$ 103,500
Exercise of warrants received	4.00%
Engagement of placement agent [Member] | Series A Preferred Stock [Member]
Warrants to acquire share	266,660	2,000,000
Fees related to notes		$ 16,000